Organization and Nature of Operations - Summary Of Principal Subsidiaries And VIEs (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Long-term borrowings	$ 11,027	$ 0
Property and equipment, net	22,708	12,946
Construction in progress
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Property and equipment, net	17,396	$ 1,234
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Long-term borrowings	11,000
Land use rights, net	167,200
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi") | Construction in progress
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Property and equipment, net	$ 17,400